Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest expense	$ 221,398	$ 224,639	$ 224,483
Other expense	5,883	6,374	6,340
Earnings from equity method investments	(77,349)	(32,153)	(94,905)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Interest expense	217	456	62
Other expense			3,634
Earnings from equity method investments	$ 381	$ 465	$ 420